CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 169,080	$ 307,702	$ 254,745
Cost of revenues	(173,212)	(218,549)	(181,482)
Gross profit/(loss)	(4,132)	89,153	73,263
Operating expenses
Research and development expenses	(9,216)	(9,527)	(5,349)
Sales and marketing expenses	(44,613)	(52,872)	(38,028)
General and administrative expenses	(51,668)	(39,643)	(31,648)
Impairment of long-lived assets	(4,403)
Impairment of goodwill	(80,137)
Total operating expenses	(190,037)	(102,042)	(75,025)
Operating loss	(194,169)	(12,889)	(1,762)
Interest income	1,478	824	1,297
Interest expense	(2,057)	(4,089)	(2,650)
Other gains/(losses), net	(19,165)	2,203	5,852
Fair value losses on derivative liabilities			(11,466)
Fair value losses on convertible notes			(4,433)
Loss before share of loss from an equity investee and income tax expense	(213,913)	(13,951)	(13,162)
Share of loss from an equity investee	(75)	(107)	(111)
Income tax expense	11,182	(2,540)	(1,633)
Net loss	(202,806)	(16,598)	(14,906)
Net loss attributable to non-controlling interests	1,931	2,967	2,288
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(200,875)	(13,631)	(12,618)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of US$nil tax	(5,060)	3,484	5,274
Comprehensive loss	(207,866)	(13,114)	(9,632)
Comprehensive loss attributable to non-controlling interests	2,045	2,823	2,015
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (205,821)	$ (10,291)	$ (7,617)
Net loss per share attributable to iClick Interactive Asia Group Limited
- Basic	$ (3.98)	$ (0.28)	$ (0.32)
- Diluted	$ (3.98)	$ (0.28)	$ (0.32)
Weighted average number of ordinary shares used in per share calculation:
- Basic	50,420,225	48,187,235	39,368,436
- Diluted	50,420,225	48,187,235	39,368,436